Concentration of Credit Risk	9 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Concentration of Credit Risk

Note 14 - Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist primarily of accounts receivables. The Company does not require collateral or other security to support these receivables. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth the concentration of customers:

	Successor	Predecessor	Successor	Predecessor	Predecessor
	Nine months ended December 31, 2017	Nine months ended December 31, 2016	Period January 11 through March 31, 2017	Period April 1, 2016 through January 10, 2017	Year ended March 31, 2016
	(Unaudited)	(Unaudited)	(Audited)	(Audited)	(Audited)

Percentage of the Company’s sales
Customer A	29%	15%	27%	15%	28%
Customer B	18%	13%	21%	13%	10%
Customer C	13%	-	17%	-	-
Customer D	10%	-	10%	-	-
	70%	28%	75%	28%	38%

	Successor	Predecessor	Successor	Predecessor	Predecessor
	December 31, 2017	December 31, 2016	March 31, 2017	January 10, 2017	March 31, 2016
	(Unaudited)	(Unaudited)	(Audited)	(Audited)	(Audited)

Accounts receivable of above customers	$311,307	$-	$135,733	$-	$1,257,505

The following table sets forth the concentration of suppliers:

	Successor	Predecessor	Successor	Predecessor	Predecessor
	Nine months ended December 31, 2017	Nine months ended December 31, 2016	Period January 11 through March 31, 2017	Period April 1, 2016 through January 10, 2017	Year ended March 31, 2016
	(Unaudited)	(Unaudited)	(Audited)	(Audited)	(Audited)

Percentage of the Company’s purchases
Supplier A	33%	57%	79%	57%	94%
Supplier B	23%	21%	21%	21%	-%
Supplier C	20%	-	-	-	-
Supplier D	19%	-	-	-	-
	95%	78%	100%	78%	94%

	Successor	Predecessor	Successor	Predecessor	Predecessor
	December 31, 2017	December 31, 2016	March 31, 2017	January 10, 2017	March 31, 2016
	(Unaudited)	(Unaudited)	(Audited)	(Audited)	(Audited)

Accounts payable of above suppliers	$63,870	$363,137	$46,830	$-	$1,003,455